Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Income Tax [Abstract]
Schedule of net deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$210	$35,977
Start-up/organization expenses	379,840	184,852
Business combination expenses	—	—
Total deferred tax assets	380,050	220,829
Valuation allowance	(380,050)	(220,829)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision
	For the Years Ended December 31,
	2022	2021
Federal
Current	$743,061	$—
Deferred	(159,221)	(220,619)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	159,221	220,619
Income tax provision	$743,061	$—

Schedule of reconciliation of the federal income tax rate
	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(16.37)%	(34.30)%
Transaction costs associated with IPO	0.00%	2.40%
Meals and entertainment	0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds	0.00%	8.20%
Change in valuation allowance	1.34%	2.70%
Income tax provision	6.25%	0.00%

Unique Logistics International, Inc. [Member]
Income Tax [Abstract]
Schedule of net deferred tax assets
Deferred Tax Assets	February 28, 2023	May 31, 2022
Allowance for doubtful accounts	$694,532	$733,139
Consulting contract liability	218,137	230,263
Lease liability	2,512,188	659,460
Other	548,364	238,006
Total deferred tax assets	3,973,221	1,860,868

Deferred Tax Liabilities
Operating lease right-of-use assets	$(2,418,863)	$(631,173)
Goodwill and intangibles	(321,736)	(256,533)
Fixed assets	(39,012)	(30,414)
Net deferred tax asset	$1,193,610	$942,748

Deferred Tax Assets	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
Debt discount liability	$—	$288,555
Allowance for doubtful accounts	733,139	39,414
Contract liability	230,263	—
Lease liability	659,460	—
Other	238,006	19,513
Total deferred tax assets	1,860,868	347,482
Valuation allowance	—	—
Deferred tax asset, net of valuation allowance	1,860,868	347,482

Deferred Tax Liabilities
Operating lease right-of-use assets	(631,173)	—
Goodwill and intangibles	(256,533)	—
Fixed assets	(30,414)	(84,261)
Net deferred tax asset (liability)	$942,748	$263,221

Schedule of income tax provision
	For the Three Month Ended February 28, 2023	For the Three Month Ended February 28, 2022
Federal provision (benefit)
Current	$(134,755)	$(93,752)
Deferred	(135,654)	343,363
Foreign	10,299	—
State and Local provision (benefit)
Current	(542,436)	(81,039)
Deferred	(11,534)	59,635
Total provision	$(814,080)	$228,207
	For the Nine Month Ended February 28, 2023	For the Nine Month Ended February 28, 2022
Federal provision (benefit)
Current	$1,194,842	$2,294,248
Deferred	(188,613)	83,784
Foreign	10,299	—
State and Local provision (benefit)
Current	(138,956)	371,961
Deferred	(27,605)	15,214
Total provision	$849,967	$2,765,207

	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	16.4	8.4
Impact of debt exchange	18.9	—
FDII deduction	(10.1)	—
PPP Loan Forgiveness	(1.3)	—
Change in valuation allowance	—	(1.7)
Other permanent differences, net	(4.3)	(4.5)
Income tax provision (benefit) (%)	40.6	23.2

Schedule of reconciliation of the federal income tax rate
	For the Nine Months Ended February 28, 2023	For the Nine Months Ended February 28, 2022
US Federal statutory rate	21.0%	21.0%
State income tax, net of federal benefit	2.0%	9%
Foreign income taxes and adjustments	0.6%	—%
Prior year provision adjustment to actual	(6.3)%	—%
FDII deduction	(6.7)%	—%
Change in valuation allowance	—	(3.0)%
Other permanent differences, net	(0.1)%	1.0%
Income tax provision	10.5%	28.0%

Schedule of income tax expense
	May 31, 2022	May 31, 2021
Federal
Current	$2,052,526	$521,293
Deferred	(554,294)	(208,560)
State and Local
Current	1,041,298	262,576
Deferred	(125,232)	(55,440)
Income tax expense	$2,414,298	$519,869